Note 5 - Acquisitions and Divestures (Tables)	12 Months Ended
Dec. 31, 2013
Note 5 - Acquisitions and Divestures (Tables) [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
For the Year Ended December 31, 2012
Total operating revenue	$33,763,551
Total operating costs and expenses	53,437,966

Operating loss	(19,674,415)
Interest expense and other	(383,875)

Net loss before taxes	(20,058,290)
Income tax expense	5,000

Loss from continuing operations	(20,063,290)
Income from discontinued operations	2,936,500

Dividends on preferred stock	(3,935,969)

Net loss attributable to common stockholders	$(21,062,759)

Net loss per share, basic & diluted	$(0.70)

Hunter Disposal, LLC [Member]
Note 5 - Acquisitions and Divestures (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Fair value of consideration transferred:
Cash paid	$2,200,000
1,846,722 shares of common stock issued on February 17, 2012 at $1.79 per share	3,305,632
88,000 shares of Series C Preferred Stock at stated value of $25 per share	2,200,000
10% Convertible Promissory note	2,200,000

Total	$9,905,632

Amounts recognized for assets acquired and liabilities assumed:
Working capital	$1,175,197
Disposal wells	6,460,925
Land and improvements	13,776
Field equipment (excluding disposal wells)	2,466,500
Office and admin assets	3,500
Deposits	10,936
Asset retirement obligation	(225,202)

Total	$9,905,632

Working capital acquired (assumed):
Cash	$1,290,775
Accounts receivable	2,945,003
Prepaid expense	13,641
Accounts payable & accrued expenses	(3,074,222)

Total working capital acquired	$1,175,197

Blue Water [Member]
Note 5 - Acquisitions and Divestures (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Fair value of consideration transferred:
Cash paid	$1,440,085
247,876 shares of common stock issued on June 29, 2012 at $2.07 per share	513,103
20,000 shares of Series C Preferred Stock at stated value of $25 per share	500,000
Improvements made during option period	458,170

Total	$2,911,358

Amounts recognized for assets acquired and liabilities assumed:
Disposal wells and equipment	3,131,768
Asset retirement obligation	(220,410)

Total	$2,911,358

Virco [Member]
Note 5 - Acquisitions and Divestures (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Fair value of consideration transferred:
Cash paid	$300,000
91,425 shares of Series C Preferred Stock (stated value of $25 per share) at the $21.55 per share closing price on November 2, 2012	1,970,209

Total	$2,270,209

Amounts recognized for assets acquired and liabilities assumed: Cash	$41,599
Accounts receivable	223,247
Accounts payable	(4,960)
Disposal wells	778,953
Trucks and equipment	131,580
Land and buildings	1,400,000
Asset retirement obligation	(300,210)

Total	$2,270,209

White Top and Blackwater [Member]
Note 5 - Acquisitions and Divestures (Tables) [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Fair value of consideration transferred:
Cash paid at closing December 31, 2012	$450,050
Cash paid in January 2013	750,000
589,657 shares of common stock issued at $1.62 per share	955,244
41,000 shares of Series C preferred stock, stated value of $25 per share, issued at $19.20 per share	787,200

Total	$2,942,494

Amounts recognized for assets acquired and liabilities assumed:
Working capital	$855,432
Land	70,760
Field equipment	2,333,181
Goodwill	2,753,362
Debt assumed	(3,070,241)

Total	$2,942,494

Working capital acquired (assumed):
Cash	$3,785
Accounts receivable	2,460,792
Accounts payable & accrued expenses	(1,609,145)

Total working capital acquired	$855,432